Share Based Compensation (Tables)	3 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months ended December 31, 2018 and the years ended September 30, 2018 and 2017 were as follows:

	December 31,	September 30,
	2018	2018	2017
Expected option life (years)	6 years	6 years	6 years
Risk-free interest rate	2.70% to 3.09%	2.61% to 3.00%	1.91% to 2.05%
Expected volatility	69.52% to 71.26%	68.15% to 72.99%	68.61% to 68.93%
Expected dividend yield	0.00%	0.00%	0.00%

Stock Option Rollforward
The table below reflects summarizes share option activity for the three months ended December 31, 2018.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of September 30, 2018	2,065,481	$9.87	9.35	$43,146
Granted	1,651,740	$31.23	—	—
Exercised	—	—	—	—
Canceled or forfeited	(5,947)	$5.71	—	—
Outstanding as of December 31, 2018	3,711,274	$19.25	9.47	$51,464
Exercisable as of December 31, 2018	206,085	$0.50	8.48	$6,664
Vested and expected to vest as of December 31, 2018	3,711,274	$19.25	9.47	$51,464

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the three months ended December 31, 2018 is as follows.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at September 30, 2018	815,632	$4.17
Granted	—	—
Vested	(106,233)	3.97
Canceled or forfeited	(565)	2.99
Unvested and outstanding at December 31, 2018	708,834	$4.10

Schedule of Restricted Stock Valuation Assumptions
The assumptions (see Note 2) used in the OPM to determine the fair value of the ordinary shares for the following dates were as follows:

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71%	71%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

Schedule of Allocated Share Based Compensation
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three months ended December 31,	Year ended September 30,
	2018	2018	2017	2016
Research and development	$1,906	$3,116	$1,145	$916
General and administrative	1,487	3,649	2,008	1,341
Total share-based compensation	$3,393	$6,765	$3,153	$2,257